Held-To-Maturity Investments	12 Months Ended
Dec. 31, 2025
Held-To-Maturity Investments [Abstract]
HELD-TO-MATURITY INVESTMENTS

6. HELD-TO-MATURITY INVESTMENTS

Held-to-Maturity Investments consisted of the following:

	As of December 31,
	2025	2024
Held-to-Maturity Investments	$2,528,278	$-
	$2,528,278	$-

During the year ended December 31, 2025, the Group acquired the following held-to-maturity debt securities:

On October 14 and October 24, 2025, the Group purchased two debt securities with an aggregate principal amount of $2,528,278. These securities are measured at amortized cost and will mature on October 14, 2027 and October 24, 2027, respectively. Each security bears interest at a stated annual rate of 6%, computed on a simple interest basis (interest information is disclosed in Note 5. PREPAYMENT AND OTHER CURRENT ASSETS). No other-than-temporary impairment was recognized on these investments during the year ended December 31, 2025.